Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease commitments under non-cancelable operating leases
	Lease of premises	Other purchase obligations	Total

2019	$5,868	$2,150	$8,018
2020	4,825	1,920	6,745
2021	4,327	325	4,652
2022	4,055	220	4,275
2023 and thereafter	20,932	660	21,592

	$40,007	$5,275	$45,282